Consolidated Statements of Equity (FY) - USD ($)	Total	Common Stock Class C	Common Stock Class C Previously Reported [Member]	Common Stock Class S	Common Stock Class S Previously Reported [Member]	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported [Member]	Cumulative Distributions and Net Losses	Total Modiv Inc. Equity	Noncontrolling Interest in the Operating Partnership
Beginning balance (in shares) at Dec. 31, 2018		4,314,431		5,865
Beginning balance at Dec. 31, 2018	$ 103,092,769	$ 12,943		$ 18		$ 119,247,245		$ (16,167,437)	$ 103,092,769	$ 0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		1,286,660		56,337
Issuance of common stock in offerings	40,908,373	$ 3,860		$ 169		40,904,344			40,908,373
Issuance of common stock in merger (in shares)		2,680,741
Issuance of common stock in merger	81,708,971	$ 8,042				81,700,929			81,708,971
Contribution of equity in self-management transaction	50,603,000									50,603,000
Stock issued as compensation expense (in shares)		10,335
Stock issued as compensation expense	315,000	$ 31				314,969			315,000
Offering costs	(1,716,672)					(1,716,672)			(1,716,672)
Reclassification to redeemable common stock	(7,484,065)					(7,484,065)			(7,484,065)
Shares eliminated in self-management transaction (in shares)		(3,580)
Shares eliminated in self-management transaction	(107,400)	$ (10)				(107,390)			(107,400)
Repurchases of common stock (in shares)		(406,098)
Repurchases of common stock	(12,145,903)	$ (1,219)				(12,144,684)			(12,145,903)
Distributions declared	(10,585,519)							(10,585,519)	(10,585,519)
Net loss	(4,415,992)							(4,415,992)	(4,415,992)
Ending balance (in shares) at Dec. 31, 2019		7,882,489		62,202
Ending balance at Dec. 31, 2019	240,172,562	$ 7,882	$ 23,647	$ 62	$ 187	220,730,566	$ 220,714,676	(31,168,948)	189,569,562	50,603,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		585,853		1,252
Issuance of common stock in offerings		$ 586		$ 1
Stock issued as compensation expense (in shares)		12,977
Stock issued as compensation expense	313,334	$ 13				313,321			313,334
Class P OP Units compensation	266,350					266,350			266,350
Offering costs	(981,748)					(981,748)			(981,748)
Reclassification to redeemable common stock	4,393,863					4,393,863			4,393,863
Distributions declared	(9,595,208)							(9,595,208)	(9,595,208)
Net loss	(52,097,300)
Ending balance (in shares) at Sep. 30, 2020		8,002,705		62,808
Ending balance at Sep. 30, 2020	185,511,657	$ 8,003		$ 63		227,762,047		(92,861,456)	134,908,657	50,603,000
Beginning balance (in shares) at Dec. 31, 2019		7,882,489		62,202
Beginning balance at Dec. 31, 2019	240,172,562	$ 7,882	23,647	$ 62	187	220,730,566	220,714,676	(31,168,948)	189,569,562	50,603,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		665,285		1,509
Issuance of common stock in offerings	17,867,390	$ 1,996		$ 5		17,865,389			17,867,390
Stock issued as compensation expense (in shares)		16,786
Stock issued as compensation expense	393,333	$ 50				393,283			393,333
Class P OP Units compensation	355,134					355,134			355,134
Offering costs	(1,205,317)					(1,205,317)			(1,205,317)
Reclassification to redeemable common stock	3,723,565					3,723,565			3,723,565
Repurchases of common stock (in shares)		(690,018)		(851)
Repurchases of common stock	(17,576,261)	$ (2,070)		$ (3)		(17,574,188)			(17,576,261)
Distributions declared	(11,701,828)							(11,701,828)	(11,701,828)
Net loss	(49,141,910)							(49,141,910)	(49,141,910)
Ending balance (in shares) at Dec. 31, 2020		7,874,541		62,860
Ending balance at Dec. 31, 2020	182,886,668	$ 7,874	23,623	$ 63	189	224,288,417	224,272,542	(92,012,686)	132,283,668	50,603,000
Beginning balance (in shares) at Jun. 30, 2020		8,045,711		62,550
Beginning balance at Jun. 30, 2020	189,662,529	$ 8,046		$ 63		228,712,957		(89,661,537)	139,059,529	50,603,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		99,810		259
Issuance of common stock in offerings		$ 100		$ 0
Stock issued as compensation expense (in shares)		8,750
Stock issued as compensation expense	183,750	$ 9				183,741			183,750
Class P OP Units compensation	88,784					88,784			88,784
Offering costs	(158,826)					(158,826)			(158,826)
Distributions declared	(2,135,815)							(2,135,815)	(2,135,815)
Net loss	(1,064,104)
Ending balance (in shares) at Sep. 30, 2020		8,002,705		62,808
Ending balance at Sep. 30, 2020	185,511,657	$ 8,003		$ 63		227,762,047		(92,861,456)	134,908,657	50,603,000
Beginning balance (in shares) at Dec. 31, 2020		7,874,541		62,860
Beginning balance at Dec. 31, 2020	182,886,668	$ 7,874	$ 23,623	$ 63	$ 189	224,288,417	$ 224,272,542	(92,012,686)	132,283,668	50,603,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		271,061		688
Issuance of common stock in offerings		$ 271		$ 1
Stock issued as compensation expense (in shares)		12,168
Stock issued as compensation expense	296,250	$ 13				296,237			296,250
Class P OP Units compensation	1,840,341					1,840,341			1,840,341
Offering costs	(946,914)					(946,914)			(946,914)
Reclassification to redeemable common stock	8,247,216					8,247,216			8,247,216
Distributions declared	(5,949,912)							(5,949,912)	(5,949,912)
Net loss	1,742,964
Ending balance (in shares) at Sep. 30, 2021		7,409,929		63,548
Ending balance at Sep. 30, 2021	224,973,593	$ 7,410		$ 64		270,724,156		(96,363,037)	174,370,593	50,603,000
Beginning balance (in shares) at Jun. 30, 2021		7,490,414		63,331
Beginning balance at Jun. 30, 2021	168,041,287	$ 7,490		$ 63		215,317,098		(97,886,364)	117,438,287	50,603,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		67,904		217
Issuance of common stock in offerings		$ 68		$ 1
Stock issued as compensation expense (in shares)		3,647
Stock issued as compensation expense	95,000	$ 4				94,996			95,000
Class P OP Units compensation	648,609					648,609			648,609
Offering costs	(136,282)					(136,282)			(136,282)
Reclassification to redeemable common stock	9,316,023					9,316,023			9,316,023
Distributions declared	(1,981,725)							(1,981,725)	(1,981,725)
Net loss	3,648,455
Ending balance (in shares) at Sep. 30, 2021		7,409,929		63,548
Ending balance at Sep. 30, 2021	$ 224,973,593	$ 7,410		$ 64		$ 270,724,156		$ (96,363,037)	$ 174,370,593	$ 50,603,000